Shareholders' Equity - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended			36 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jan. 31, 2014	Dec. 31, 2007	Dec. 31, 2000
Shareholders' Equity [Line Items]
Number of shares outstanding	88,107,358
Maximum number of shares that may yet be purchased	4,424,760
Stock repurchase program, number of remaining shares authorized to be repurchased					10,000,000	37,500,000	10,000,000
Aggregate number of shares repurchased	43,100,000
Aggregate value of shares repurchased	$ 2,341
Common shares sold from treasury stock	4,800,000
Repurchased shares remain in treasury stock	14,700,000	14,100,000
Equity Offering
Shareholders' Equity [Line Items]
Common shares sold from treasury stock				23,600,000
Stock Incentive Plan
Shareholders' Equity [Line Items]
Common shares sold from treasury stock	300,000	500,000	500,000